GENERAL (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 17, 2016	Dec. 31, 2013
GENERAL [Abstract]
Upfront payment received		$ 10,000
Potential milestone compensation		500,000
Preclinical milestone compensation		$ 30,000
Licensed program milestone revenue	$ 400